Consolidated Balance Sheets (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2009 Series B Preferred Stock Fixed	Dec. 31, 2013 Series B Preferred Stock Variable	Dec. 31, 2012 Series B Preferred Stock Variable
Assets
Cash and due from banks	$ 1,001,132		$ 1,262,806
Interest-bearing deposits in banks	57,043		70,921
Trading account securities	35,573		91,205
Loans held for sale	326,212	[1]	764,309	[1]
Available-for-sale and other securities	7,308,753		7,566,175
Held-to-maturity securities	3,836,667		1,743,876
Loans and Leases Receivable, Net Reported Amount [Abstract]
Commercial and industrial	17,594,276		16,970,689
Commercial real estate	4,850,094		5,399,240
Automobile	6,638,713	[2]	4,633,820	[2]
Home equity	8,336,318		8,335,342
Residential mortgage	5,321,088		4,969,672
Other consumer	380,011		419,662
Loans and leases	43,120,500		40,728,425
Allowance for loan and lease losses	(647,870)		(769,075)
Net loans and leases	42,472,630		39,959,350
Bank owned life insurance	1,647,170		1,596,056
Premises and equipment	634,657		617,257
Goodwill	444,268		444,268
Other intangible assets	93,193		132,157
Accrued income and other assets	1,609,876		1,893,094
Total assets	59,467,174		56,141,474
Deposits in domestic offices [Abstract]
Noninterest-bearing Deposit Liabilities, Domestic	13,650,468		12,599,636
Interest-bearing Deposit Liabilities, Domestic	33,540,545		33,375,016
Deposits, Foreign	315,705		278,031
Deposits, Total	47,506,718		46,252,683
Short-term borrowings	552,143		589,814
Federal Home Loan Bank advances	1,808,293		1,008,959
Other Long-term Debt	1,349,119		158,784
Subordinated notes	1,100,860		1,197,091
Accrued expenses and other liabilities	1,059,888		1,155,643
Total liabilities	53,377,021		50,362,974
Shareholders' equity
Preferred Stock					362,507	362,507		23,785	23,785
Common stock	8,322		8,441
Capital surplus	7,398,515		7,475,149
Less treasury shares, at cost	(9,643)		(10,921)
Accumulated other comprehensive loss	(214,009)		(150,817)
Retained (deficit) earnings	(1,479,324)		(1,929,644)
Total shareholders' equity	6,090,153		5,778,500		362,507	362,507		23,785	23,785
Total liabilities and shareholders' equity	$ 59,467,174		$ 56,141,474
Common shares authorized (par value of $0.01)	1,500,000,000		1,500,000,000
Common shares issued	832,217,098		844,105,349
Common shares outstanding	830,963,427		842,812,709
Treasury shares outstanding	1,253,671		1,292,640
Preferred shares issued	1,967,071		1,967,071				1,400,000
Preferred shares outstanding	398,007		398,007

[1]	Amounts represent loans for which Huntington has elected the fair value option. See Note 19.
[2]	Amounts represent certain assets of a consolidated VIE for which Huntington has elected the fair value option. See Note 21.